Net Income Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator (RMB in thousands):
Net income from continuing operations attributable to the Company's shareholders	¥ 19,712,736	$ 2,858,078	¥ 16,856,842	¥ 12,062,754
Net income from discontinued operations attributable to the Company's shareholders	624,864	90,597
Net income attributable to the Company's shareholders	¥ 20,337,600	$ 2,948,675	¥ 16,856,842	¥ 12,062,754
Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic (in shares)	3,263,455	3,263,455	3,325,864	3,305,448
Dilutive effect of restricted share units (in shares)	32,559	32,559	41,614	44,311
Weighted average number of ordinary shares outstanding, diluted (in shares)	3,296,014	3,296,014	3,367,478	3,349,759
Net income per share from continuing operations attributable to the Company's shareholders, basic (in CNY per share) | (per share)	¥ 6.04	$ 0.87	¥ 5.07	¥ 3.65
Net income per share from discontinued operations attributable to the Company's shareholders, basic (in CNY per share) | (per share)	0.19	0.03
Net income per share, basic (in CNY and dollars per share) | (per share)	6.23	0.90	5.07	3.65
Net income per share from continuing operations attributable to the Company's shareholders, diluted (in CNY per share) | (per share)	5.98	0.86	5.01	3.60
Net income per share from discontinued operations attributable to the Company's shareholders, diluted (in CNY per share) | (per share)	0.19	0.03
Net income per share, diluted (in CNY and dollars per share) | (per share)	¥ 6.17	$ 0.89	¥ 5.01	¥ 3.60
Anti-dilutive restricted share units excluded from the calculation of diluted net income per share (in shares)	11,300	11,300	6,700	6,000